SHARE-BASED COMPENSATION - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) Share	Dec. 31, 2018 CAD ($) Share
Disclosure Of Share Based Compensation [Abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | Share	14,860,000	16,050,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $	$ 0.09	$ 0.16
Number of share options granted in share-based payment arrangement | Share	3,450,000	2,570,000
Weighted average exercise price of share options granted in share-based payment arrangement | $	$ 0.065	$ 0.060
Number of share options expired in share-based payment arrangement | Share	(3,815,000)	(3,760,000)
Weighted average exercise price of share options expired in share-based payment arrangement | $	$ (0.10)	$ 0.16
Number of share options exercised in share-based payment arrangement | Share	(400,000)	0
Weighted average exercise price of share options exercised in share-based payment arrangement | $	$ (0.06)	$ 0
Number of share options outstanding in share-based payment arrangement at end of period | Share	14,095,000	14,860,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $	$ 0.08	$ 0.09
Number of share options exercisable in share-based payment arrangement | Share	13,695,000	14,860,000
Weighted average exercise price of share options exercisable in share-based payment arrangement | $	$ 0.08	$ 0.09